15. Income Taxes (Details-Effective tax rate) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal statuatory rates	$ (532,794)	$ (666,864)
State income taxes	(224,281)	(280,718)
Permanent differences	57	154,332
Valuation allowance against net deferred tax assets	757,018	793,250
Effective rate	$ 0	$ 0